Investment Strategy	Jun. 30, 2026
Alabama Tax-Free Income Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax‑exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The weighted average nominal maturity of the Fund’s portfolio will normally be 10 years or more. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes.
Kentucky Tax-Free Income Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax‑exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes.
Mississippi Tax-Free Income Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax‑exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
This Fund is non‑diversified.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes.
North Carolina Tax-Free Income Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax‑exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes.
Tennessee Tax-Free Income Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of tax‑exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal taxation and state taxation (if applicable) in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal income taxes and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal income taxes and Tennessee income taxes (if applicable). Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal income taxes and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal income taxes and Tennessee income taxes (if applicable).
Taxable Municipal Bond Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to provide a steady flow of taxable income derived from taxable municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating organizations (NRSROs) at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The Fund generally purchases taxable municipal bonds with nominal maturities typically ranging from 10‑30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax for this portfolio.
The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.
Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market.
The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not receive or pass through to shareholders tax credits as a result of investments.
This Fund is non‑diversified.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax for this portfolio.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds.
Intermediate Government Bond Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]
At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. This investment policy is non‑fundamental and can be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The weighted average nominal maturity of the Fund will normally range between 3‑10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills.